Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021
Leases
Security deposits	$ 1,882	$ 1,883
Office Space in Burlington
Leases
Operating lease payments			$ 27,300
Tenant improvement allowance			$ 5,200
Option to terminate	true
Option to extend	true